UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22041

The 787 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York	10580-1422
(Address of principal executive offices)	(Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Enterprise Mergers and

Acquisitions Fund

Semi-Annual Report

April 30, 2008

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm the entire contents in their annual and semi-annual shareholder reports.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

Sector Weightings as of 4/30/08 (Unaudited)	% of Net Assets
Industrials	18.2%
Consumer Discretionary	16.2
Utilities	10.0
Telecommunication Services	9.6
Health Care	9.5
Consumer Staples	9.3
Financials	7.7
Information Technology	7.7
Materials	7.3
Energy	2.6
Other Assets Less Liabilities	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Corporation), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six month period ended April 30, 2008 and held for the entire six month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Example (Unaudited)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07 - 4/30/08
Class A
Actual	$1,000.00	$919.50	$8.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.06	8.87
Class B
Actual	1,000.00	916.50	11.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.33	11.61
Class C
Actual	1,000.00	916.30	11.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.33	11.61
Class Y
Actual	1,000.00	921.30	6.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.62

*	Expenses are equal to the Fund’s Class A, Class B, Class C, and Class Y shares annualized expense ratios of 1.77%, 2.32%, 2.32%, and 1.32%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.6%)
Beru AG	15,000	$1,756,163
Modine Manufacturing Co.	23,000	404,110
Tenneco, Inc.*	2,000	51,160

		2,211,433

Automobiles (0.3%)
General Motors Corp.	54,000	1,252,800

Diversified Consumer Services (0.3%)
Career Education Corp.*	8,000	161,200
Corinthian Colleges, Inc.*	100,000	1,135,000

		1,296,200

Hotels, Restaurants & Leisure (2.9%)
Boyd Gaming Corp.	80,000	1,500,000
Churchill Downs, Inc.	42,000	2,144,100
Dover Motorsports, Inc.	100,000	612,000
Gaylord Entertainment Co.*	66,000	1,954,920
Ladbrokes plc	270,000	1,758,155
MGM MIRAGE*	67,000	3,427,050

		11,396,225

Household Durables (1.0%)
Fortune Brands, Inc.	14,000	946,680
Harman International Industries, Inc.	60,000	2,452,200
Nobility Homes, Inc.	5,700	96,957
Skyline Corp.	20,000	550,400

		4,046,237

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp*	30,000	624,300

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	100,000	280,000

Media (9.8%)
Acme Communications, Inc.*	65,000	113,750
Cablevision Systems Corp.—New York Group, Class A*	490,000	11,270,000
CBS Corp., Class A	72,000	1,665,360
Clear Channel Communications, Inc.	116,000	3,497,400
Clear Channel Outdoor Holdings, Inc., Class A*	53,000	1,008,060
Crown Media Holdings, Inc., Class A*	100,000	456,000
Discovery Holding Co., Class A*	40,000	926,400
DISH Network Corp., Class A*	5,000	149,200
E.W. Scripps Co., Class A	6,000	269,460
Emmis Communications Corp., Class A*	112,000	348,320
Fisher Communications, Inc.*	87,000	2,850,120
Gemstar-TV Guide International, Inc.*	180,000	958,489
Granite Broadcasting Corp.*	254	3,302
Gray Television, Inc.	40,000	188,000
Interactive Data Corp.	5,000	134,900
Interep National Radio Sales, Inc., Class A*	20,000	300
Liberty Global, Inc., Class A*	1	36
Liberty Global, Inc., Class C*	1	33
Liberty Media Corp., Entertainment Series, Class A*	140,000	3,633,000
Lin TV Corp., Class A*	625,000	6,262,500
Media General, Inc., Class A	50,000	734,000
PRIMEDIA, Inc.	35,000	236,950
Salem Communications Corp., Class A	90,000	306,000
Shaw Communications, Inc., Class B	30,000	636,900
Sinclair Broadcast Group, Inc., Class A	80,000	703,200
Triple Crown Media, Inc.*	10,000	5,500
Vivendi S.A.*	24,000	976,968
Warner Music Group Corp.	25,000	217,250
Young Broadcasting, Inc., Class A*	180,000	90,000
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	70,002	937,834

		38,579,232

Multiline Retail (0.0%)
Saks, Inc.*	3,000	39,030

Specialty Retail (1.1%)
CSK Auto Corp.*	150,000	1,789,500
Midas, Inc.*	90,000	1,397,700
Pier 1 Imports, Inc.*	55,000	429,000
Sally Beauty Holdings, Inc.*	100,000	606,000

		4,222,200

Total Consumer Discretionary		63,947,657

Consumer Staples (9.3%)
Beverages (0.2%)
Pernod-Ricard S.A.	7,000	808,831

Food & Staples Retailing (0.7%)
Great Atlantic & Pacific Tea Co., Inc.*	45,000	1,238,400
Spartan Stores, Inc.	8,000	167,040
SUPERVALU, Inc.	25,000	827,500
Village Super Market, Inc., Class A	16,000	753,440

		2,986,380

Food Products (7.9%)
Cadbury Schweppes plc (ADR)*	300,000	13,830,000
Campbell Soup Co.	30,000	1,044,000
Flowers Foods, Inc.	3,000	77,670
Groupe Danone S.A. (ADR)	70,000	1,238,923
H.J. Heinz Co.	35,000	1,646,050
Hershey Co.	40,000	1,495,200
Sara Lee Corp.	455,000	6,602,050
Tootsie Roll Industries, Inc.	56,090	1,364,670
Wm. Wrigley Jr. Co.	50,000	3,808,000

		31,106,563

Personal Products (0.5%)
Alberto-Culver Co.	75,000	1,887,750

Total Consumer Staples		36,789,524

Energy (2.6%)
Energy Equipment & Services (0.7%)
Rowan Cos., Inc.	41,000	1,598,590
RPC, Inc.	80,000	1,021,600

		2,620,190

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.	20,000	1,331,200
Devon Energy Corp.	5,000	567,000
James River Coal Co.*	60,000	1,333,800
Synenco Energy, Inc.*	440,000	3,897,131
WesternZagros Resources Ltd.*	150,000	364,909

		7,494,040

Total Energy		10,114,230

Financials (7.7%)
Capital Markets (1.3%)
Bank of New York Mellon Corp.	8,000	348,240
BKF Capital Group, Inc.*	68,000	139,400
Deutsche Bank AG (Registered)	6,000	716,640
SWS Group, Inc.	300,000	3,936,000

		5,140,280

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (1.9%)
PNC Financial Services Group, Inc.	40,000	$2,774,000
Toronto-Dominion Bank Ltd.	20,000	1,314,600
Wachovia Corp.	90,000	2,623,500
Wells Fargo & Co.	27,000	803,250

		7,515,350

Consumer Finance (1.9%)
American Express Co.	15,000	720,300
SLM Corp.*	360,000	6,670,800

		7,391,100

Diversified Financial Services (0.3%)
Citigroup, Inc.	25,000	631,750
Liberty Media Corp., Capital Series, Class A*	35,000	537,950

		1,169,700

Insurance (0.7%)
Argo Group International Holdings Ltd.*	3,000	107,460
CNA Surety Corp.*	100,000	1,323,000
Safeco Corp.	16,600	1,107,884

		2,538,344

Thrifts & Mortgage Finance (1.6%)
Flushing Financial Corp.	63,000	1,229,760
New York Community Bancorp, Inc.	50,000	933,500
NewAlliance Bancshares, Inc.	94,000	1,265,240
Sovereign Bancorp, Inc.	400,000	2,988,000

		6,416,500

Total Financials		30,171,274

Health Care (9.5%)
Biotechnology (5.0%)
Biogen Idec, Inc.*	11,000	667,590
Lifecell Corp.*	200,000	10,156,000
Millennium Pharmaceuticals, Inc.*	350,000	8,704,500

		19,528,090

Health Care Equipment & Supplies (3.0%)
Advanced Medical Optics, Inc.*	115,000	2,415,000
ArthroCare Corp.*	79,000	3,559,740
CONMED Corp.*	50,000	1,276,000
Exactech, Inc.*	31,000	759,810
Hologic, Inc.*	1,040	30,358
ICU Medical, Inc.*	16,000	401,920
Inverness Medical Innovations, Inc.*	1,500	55,500
Kensey Nash Corp.*	25,000	729,000
Orthofix International N.V.*	4,000	123,040
Osteotech, Inc.*	13,000	65,780
RTI Biologics, Inc.*	105,000	1,064,700
St. Jude Medical, Inc.*	27,000	1,182,060
Thoratec Corp.*	4,000	63,960
Young Innovations, Inc.	2,000	35,640

		11,762,508

Health Care Providers & Services (0.0%)
Chemed Corp.	2,000	68,200

Health Care Technology (0.4%)
AMICAS, Inc.*	130,000	266,500
IMS Health, Inc.	60,000	1,485,000

		1,751,500

Pharmaceuticals (1.1%)
Allergan, Inc.	32,000	1,803,840
Alpharma, Inc., Class A*	45,000	1,107,450
Bristol-Myers Squibb Co.	20,000	439,400
Sirtris Pharmaceuticals, Inc.*	10,000	223,500
Taro Pharmaceuticals Industries Ltd.*	5,000	41,250
UCB S.A.	10,000	434,707
Wyeth	5,000	222,350

		4,272,497

Total Health Care		37,382,795

Industrials (18.2%)
Aerospace & Defense (1.2%)
Herley Industries, Inc.*	297,900	3,631,401
Honeywell International, Inc.	15,000	891,000
Safran S.A.	4,500	94,998

		4,617,399

Building Products (0.7%)
Griffon Corp.*	200,000	1,870,000
Trane, Inc.	24,600	1,144,146

		3,014,146

Commercial Services & Supplies (4.3%)
ChoicePoint, Inc.*	245,000	11,845,750
R.R. Donnelley & Sons Co.	18,000	551,520
Republic Services, Inc.	55,000	1,748,450
Rollins, Inc.	6,000	95,580
School Specialty, Inc.*	5,000	147,200
Waste Industries USA, Inc.	20,500	773,875
Waste Management, Inc.	50,000	1,805,000

		16,967,375

Electrical Equipment (0.8%)
Belden, Inc.	30,000	1,012,200
REpower Systems AG (Registered)*	1,000	332,589
SL Industries, Inc.*	75,800	1,334,080
Thomas & Betts Corp.*	10,000	374,600

		3,053,469

Industrial Conglomerates (0.6%)
Tyco International Ltd.	55,000	2,573,450

Machinery (4.4%)
Ampco-Pittsburgh Corp.	6,000	271,320
Baldwin Technology Co., Inc., Class A*	70,000	168,700
CIRCOR International, Inc.	55,000	2,649,350
Crane Co.	44,000	1,801,360
Flowserve Corp.	16,000	1,985,440
ITT Corp.	60,000	3,840,000
Navistar International Corp.*	74,000	4,865,500
Tennant Co.	40,000	1,365,200
Watts Water Technologies, Inc., Class A	10,000	268,700

		17,215,570

Trading Companies & Distributors (6.2%)
GATX Corp.	110,000	4,840,000
Kaman Corp.	100,000	2,710,000
Nuco2, Inc.*	22,000	608,520
UAP Holding Corp.	412,700	16,058,157
United Rentals, Inc.*	4,000	75,360

		24,292,037

Total Industrials		71,733,446

Information Technology (7.7%)
Computers & Peripherals (2.3%)
Diebold, Inc.	185,000	7,252,000
Intermec, Inc.*	85,000	1,795,200

		9,047,200

Electronic Equipment & Instruments (1.7%)
Excel Technology, Inc.*	110,000	2,594,900
Park Electrochemical Corp.	20,000	542,000
Tyco Electronics Ltd.	100,000	3,741,000

		6,877,900

Internet Software & Services (2.4%)
Yahoo!, Inc.*	350,000	9,593,500

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.1%)
Affiliated Computer Services, Inc., Class A*	3,500	$185,395
Alliance Data Systems Corp.*	1,000	57,410

		242,805

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*	50,000	229,500

Software (1.1%)
Borland Software Corp.*	95,000	168,150
FalconStor Software, Inc.*	35,000	285,250
GSE Systems, Inc.*	2,830	23,206
NAVTEQ Corp.*	8,000	593,680
Take-Two Interactive Software, Inc.*	100,000	2,624,000
Tele Atlas B.V.*	15,000	665,178

		4,359,464

Total Information Technology		30,350,369

Materials (7.3%)
Chemicals (2.7%)
Ashland, Inc.	7,000	371,140
Ferro Corp.	100,000	1,758,000
Hercules, Inc.	80,000	1,504,000
Sensient Technologies Corp.	235,000	6,995,950

		10,629,090

Containers & Packaging (2.2%)
Greif, Inc., Class B	10,000	568,900
Myers Industries, Inc.	630,000	7,925,400

		8,494,300

Metals & Mining (2.4%)
Alcoa, Inc.	150,000	5,217,000
Barrick Gold Corp.	85,000	3,282,700
Eramet	600	538,625
Fording Canadian Coal Trust	4,000	248,360
Gold Fields Ltd. (ADR)	25,000	337,500

		9,624,185

Total Materials		28,747,575

Telecommunication Services (9.6%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	44,000	745,272
Cincinnati Bell, Inc.*	500,000	2,320,000
D&E Communications, Inc.	40,000	360,000
Portugal Telecom SGPS S.A. (Registered)	250,000	2,976,515

		6,401,787

Wireless Telecommunication Services (8.0%)
Centennial Communications Corp.*	30,000	181,800
Crown Castle International Corp.*	6,000	233,100
Millicom International Cellular S.A.*	15,000	1,620,150
Rogers Communications, Inc., Class B	10,000	446,200
Rural Cellular Corp., Class A*	452,000	20,086,875
Sprint Nextel Corp.	430,000	3,435,700
U.S. Cellular Corp.*	100,000	5,515,000

		31,518,825

Total Telecommunication Services		37,920,612

Utilities (9.9%)
Electric Utilities (1.8%)
DPL, Inc.	60,000	1,669,800
Endesa S.A.	90,000	4,453,414
Northeast Utilities	40,000	1,052,800

		7,176,014

Gas Utilities (0.3%)
Laclede Group, Inc.	1,000	37,820
Southwest Gas Corp.	30,000	866,100

		903,920

Independent Power Producers & Energy Traders (0.3%)
Mirant Corp.*	2,032	83,535
NRG Energy, Inc.*	26,000	1,142,700

		1,226,235

Multi-Utilities (7.5%)
Aquila, Inc.*	3,980,000	14,328,000
CH Energy Group, Inc.	32,000	1,131,520
Energy East Corp.	25,000	570,000
Integrys Energy Group, Inc.	2,000	95,780
NorthWestern Corp.	245,000	6,080,900
NSTAR	40,000	1,288,400
Puget Energy, Inc.	225,000	6,122,250
Suez S.A. (VVPR)*	60,000	937

		29,617,787

Total Utilities		38,923,956

Total Common Stocks (98.0%)
(Cost $409,164,914)		386,081,438

	Number of Warrants
WARRANTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp.,
Series A, expiring 6/4/12*	636	254
Series B, expiring 6/4/12*	636	159

Total Consumer Discretionary		413

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Mirant Corp., Series A, expiring 1/3/11*	6,526	130,064

Total Utilities		130,064

Total Warrants (0.1%)
(Cost $8,798)		130,477

Total Investments (98.1%)
(Cost $409,173,712)		386,211,915
Other Assets Less Liabilities (1.9%)		7,616,558

Net Assets (100%)		$393,828,473

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2008 (Unaudited)

Investment security transactions for the six months ended April 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$364,548,623
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$557,054,013

As of April 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,126,493
Aggregate gross unrealized depreciation	(57,436,632)

Net unrealized depreciation	$(25,310,139)

Federal income tax cost of investments	$411,522,054

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $409,173,712)	$386,211,915
Cash	12,444,431
Foreign cash (Cost $2,373,180)	2,396,802
Receivable for securities sold	3,926,877
Receivable for Fund shares sold	425,797
Dividends, interest, and other receivables	385,504
Other assets	43,749

Total assets	405,835,075

LIABILITIES
Payable for securities purchased	8,618,254
Payable for Fund shares redeemed	2,408,304
Investment advisory fees payable	337,020
Trustees’ fees payable	38,695
Distribution fees payable	38,215
Accrued expenses	566,114

Total liabilities	12,006,602

NET ASSETS	$393,828,473

Net assets were comprised of:
Paid in capital	$407,679,523
Accumulated overdistributed net investment income	(154,538)
Accumulated undistributed net realized gain	9,226,023
Unrealized depreciation on investments and foreign currency transactions	(22,922,535)

Net assets	$393,828,473

Class A
Net asset value and redemption price per share, $193,684,533 / 17,241,340 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23
Maximum sales charge (4.75% of offering price)	0.56

Maximum offering price to public	$11.79

Class B
Net asset value and offering price per share, $36,281,618 / 3,341,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86	(a)

Class C
Net asset value and offering price per share, $108,755,670 / 10,013,510 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86	(a)

Class Y
Net asset value, offering and redemption price per share, $55,106,652 / 4,797,491 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.49

(a)	Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $69,588 foreign withholding tax)	$4,508,182
Interest	825,421

Total income	5,333,603

EXPENSES
Investment advisory fees	2,330,524
Transfer agent fees	581,803
Administrative fees	143,699
Trustees’ fees	74,726
Printing and mailing expenses	74,591
Custodian fees	51,295
Professional fees	42,295
Distribution fees - Class A	607,395
Distribution fees - Class B	202,200
Distribution fees - Class C	685,122
Miscellaneous	155,186

Gross expenses	4,948,836
Less: Fees paid indirectly	(14,854)

Net expenses	4,933,982

NET INVESTMENT INCOME	399,621

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	11,989,468
Foreign currency transactions	(414,717)

Net realized gain	11,574,751

Change in unrealized appreciation (depreciation) on:
Investments	(70,461,608)
Foreign currency translations	104,374

Net change in unrealized depreciation	(70,357,234)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(58,782,483)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,382,862)

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$399,621	$4,549,306
Net realized gain on investments and foreign currency transactions	11,574,751	45,760,292
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(70,357,234)	14,372,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(58,382,862)	64,682,108

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(95,618)	(6,290,690)
Class B	—	(809,289)
Class C	—	(2,262,759)
Class Y	(458,546)	(2,144,658)

	(554,164)	(11,507,396)

Distributions from net realized capital gains
Class A	(23,617,657)	(14,076,432)
Class B	(3,234,260)	(2,553,507)
Class C	(11,562,122)	(7,135,742)
Class Y	(6,534,280)	(3,838,632)

	(44,948,319)	(27,604,313)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(45,502,483)	(39,111,709)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,687,588 and 19,678,504 shares, respectively]	31,091,590	250,333,094
Capital shares issued in reinvestment of dividends and distributions [1,673,764 and 1,301,410 shares, respectively]	19,264,947	15,864,017
Capital shares repurchased [(17,616,653) and (13,193,751) shares, respectively]	(203,024,935)	(167,853,594)

Total Class A transactions	(152,668,398)	98,343,517

Class B
Capital shares sold [82,378 and 641,958 shares, respectively]	918,890	7,982,413
Capital shares issued in reinvestment of dividends and distributions [227,250 and 221,343 shares, respectively]	2,533,778	2,634,009
Capital shares repurchased [(773,878) and (1,387,722) shares, respectively]	(8,631,916)	(17,328,554)

Total Class B transactions	(5,179,248)	(6,712,132)

Class C
Capital shares sold [699,863 and 4,953,916 shares, respectively]	7,899,556	61,141,307
Capital shares issued in reinvestment of dividends and distributions [612,081 and 467,185 shares, respectively]	6,824,705	5,559,498
Capital shares repurchased [(5,111,811) and (3,200,404) shares, respectively]	(56,526,710)	(39,771,207)

Total Class C transactions	(41,802,449)	26,929,598

Class Y
Capital shares sold [700,229 and 4,300,345 shares, respectively]	8,281,314	55,855,370
Capital shares issued in reinvestment of dividends and distributions [322,365 and 195,702 shares, respectively]	3,787,784	2,432,581
Capital shares repurchased [(4,123,693) and (2,873,240) shares, respectively]	(48,355,493)	(37,424,869)

Total Class Y transactions	(36,286,395)	20,863,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(235,936,490)	139,424,065

TOTAL INCREASE (DECREASE) IN NET ASSETS	(339,821,835)	164,994,464
NET ASSETS:
Beginning of period	733,650,308	568,655,844

End of period (a)	$393,828,473	$733,650,308

(a) Includes accumulated undistributed net investment income of	$—	$5

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2008(c)		Year Ended October 31,				Ten Months Ended October 31,		Year Ended December 31,
Class A	(Unaudited)		2007(c)		2006(c)	2005(c)(d)	2004(c)		2003(c)
Net asset value, beginning of period	$13.17		$12.75		$11.62	$11.26	$11.05		$9.70

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.09		0.23	0.05	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.06)		1.18		1.43	0.70	0.24		1.56

Total from investment operations	(1.05)		1.27		1.66	0.75	0.21		1.50

Less distributions:
Dividends from net investment income	—	#	(0.26)		(0.11)	—	—		—
Distributions from realized gains	(0.89)		(0.59)		(0.42)	(0.39)	—		(0.15)

Total dividends and distributions	(0.89)		(0.85)		(0.53)	(0.39)	—		(0.15)

Redemption fees	—	#	—	#	— #	— #	—	#	—

Net asset value, end of period	$11.23		$13.17		$12.75	$11.62	$11.26		$11.05

Total return (b)†	(8.05)%		10.52%		14.73%	6.77%	1.90%		15.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$193,684		$401,709		$289,464	$186,769	$120,465		$67,912
Ratio of expenses to average net assets:
After waivers (a)	1.77%		1.70%		1.66%	1.71%	1.74%		1.76%
After waivers and fees paid indirectly (a)	1.76%		1.66%		1.63%	1.66%	N/A		N/A
Before waivers and fees paid indirectly (a)	1.77%		1.70%		1.66%	1.71%	1.74%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.25%		0.68%		1.84%	0.42%	(0.33)%		(0.57)%
After waivers and fees paid indirectly (a)	0.26%		0.72%		1.87%	0.47%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.25%		0.68%		1.84%	0.42%	(0.33)%		(0.57)%
Portfolio turnover rate (e)	74%		216%		227%	183%	138%		233%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$—	$—	*	*	* *

	Six Months Ended April 30, 2008(c)		Year Ended October 31,				Ten Months Ended October 31,		Year Ended December 31,
Class B	(Unaudited)		2007(c)		2006(c)	2005(c)(d)	2004(c)		2003(c)
Net asset value, beginning of period	$12.79		$12.39		$11.31	$11.03	$10.87		$9.59

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04		0.15	(0.01)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.03)		1.14		1.39	0.68	0.24		1.54

Total from investment operations	(1.04)		1.18		1.54	0.67	0.16		1.43

Less distributions:
Dividends from net investment income	—		(0.19)		(0.04)	—	—		—
Distributions from realized gains	(0.89)		(0.59)		(0.42)	(0.39)	—		(0.15)

Total dividends and distributions	(0.89)		(0.78)		(0.46)	(0.39)	—		(0.15)

Redemption fees	—	#	—		— #	— #	—	#	—

Net asset value, end of period	$10.86		$12.79		$12.39	$11.31	$11.03		$10.87

Total return (b)†	(8.35)%		9.96%		14.02%	6.17%	1.47%		14.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,281		$48,688		$53,665	$49,896	$45,335		$35,564
Ratio of expenses to average net assets:
After waivers (a)	2.32	%(d)	2.25	%(d)	2.21%	2.26%	2.29	%(d)	2.31%
After waivers and fees paid indirectly (a)	2.31	%(d)	2.21	%(d)	2.18%	2.21%	N/A		N/A
Before waivers and fees paid indirectly (a)	2.32	%(d)	2.25	%(d)	2.21%	2.26%	2.29	%(d)	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.25)%		0.25%		1.27%	(0.13)%	(0.88	)%(d)	(1.12)%
After waivers and fees paid indirectly (a)	(0.24)%		0.29%		1.30%	(0.08)%	N/A		N/A
Before waivers and fees paid indirectly (a)	(0.25)%		0.25%		1.27%	(0.13)%	(0.88	)%(d)	(1.12)%
Portfolio turnover rate (e)	74%		216%		227%	183%	138%		233%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—		$—	$—	*	*	* *

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2008(c)		Year Ended October 31,				Ten Months Ended October 31,		Year Ended December 31,
Class C	(Unaudited)		2007(c)		2006(c)	2005(c)(d)	2004(c)		2003(c)
Net asset value, beginning of period	$12.80		$12.40		$11.31	$11.03	$10.87		$9.60

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.03		0.15	(0.01)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.04)		1.15		1.40	0.68	0.24		1.53

Total from investment operations	(1.05)		1.18		1.55	0.67	0.16		1.42

Less distributions:
Dividends from net investment income	—		(0.19)		(0.04)	—	—		—
Distributions from realized gains	(0.89)		(0.59)		(0.42)	(0.39)	—		(0.15)

Total dividends and distributions	(0.89)		(0.78)		(0.46)	(0.39)	—		(0.15)

Redemption Fees	—		—	#	— #	— #	—	#	—

Net asset value, end of period	$10.86		$12.80		$12.40	$11.31	$11.03		$10.87

Total return (b)†	(8.37)%		9.96%		14.11%	6.17%	1.47%		14.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,756		$176,766		$143,711	$100,671	$71,454		$42,882
Ratio of expenses to average net assets:
After waivers (a)	2.32	%(d)	2.25%		2.21%	2.26%	2.29	%(d)	2.31%
After waivers and fees paid indirectly (a)	2.31	%(d)	2.21%		2.18%	2.21%	N/A		N/A
Before waivers and fees paid indirectly (a)	2.32	%(d)	2.25%		2.21%	2.26%	2.29	%(d)	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.26)%		0.16%		1.28%	(0.13)%	(0.88	)%(d)	(1.12)%
After waivers and fees paid indirectly (a)	(0.26)%		0.20%		1.31%	(0.08)%	N/A		N/A
Before waivers and fees paid indirectly (a)	(0.26)%		0.16%		1.28%	(0.13)%	(0.88	)%(d)	(1.12)%
Portfolio turnover rate (e)	74%		216%		227%	183%	138%		233%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—		$—	$—	*	*	* *

	Six Months Ended April 30, 2008(c)		Year Ended October 31,				Ten Months Ended October 31,		Year Ended December 31,
Class Y	(Unaudited)		2007(c)		2006(c)	2005(c)(d)	2004(c)		2003(c)
Net asset value, beginning of period	$13.48		$13.04		$11.88	$11.45	$11.19		$9.77

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.16		0.29	0.11	0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.08)		1.20		1.45	0.71	0.25		1.58

Total from investment operations	(1.04)		1.36		1.74	0.82	0.26		1.57

Less distributions:
Dividends from net investment income	(0.06)		(0.33)		(0.16)	—	—		—
Distributions from realized gains	(0.89)		(0.59)		(0.42)	(0.39)	—		(0.15)

Total dividends and distributions	(0.95)		(0.92)		(0.58)	(0.39)	—		(0.15)

Redemption Fees	—	#	—	#	— #	—	—	#	—

Net asset value, end of period	$11.49		$13.48		$13.04	$11.88	$11.45		$11.19

Total return (b)	(7.87)%		11.01%		15.23%	7.28%	2.32%		16.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,107		$106,487		$81,816	$37,489	$12,001		$4,885
Ratio of expenses to average net assets:
After waivers (a)	1.32%		1.25	%(d)	1.21%	1.26%	1.29	%(d)	1.31%
After waivers and fees paid indirectly (a)	1.31	%(d)	1.21%		1.18%	1.21%	N/A		N/A
Before waivers and fees paid indirectly (a)	1.32%		1.25	%(d)	1.21%	1.26%	1.29	%(d)	1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.73%		1.15%		2.34%	0.87%	0.12	%(d)	(0.11)%
After waivers and fees paid indirectly (a)	0.74%		1.19%		2.38%	0.92%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.73%		1.15%		2.34%	0.87%	0.12	%(d)	(0.11)%
Portfolio turnover rate (e)	74%		216%		227%	183%	138%		233%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$—	$—	*	*	* *

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
†	The total returns for Class A, Class B, and Class C do not include sales charges.
(a)	Ratios for periods less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income (loss) and capital changes per share are based on daily average shares outstanding.
(d)	Reflects overall fund ratios adjusted for class specific expenses.
(e)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

1. Organization. The Enterprise Mergers and Acquisitions Fund (the “Fund”), formerly the AXA Enterprise Mergers and Acquisitions Fund, is a series of The 787 Fund, Inc. (the “Corporation”), which was organized in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in its financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap is where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the financial statements. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. At April 30, 2008, there were no open swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2008, there were no open forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the “SEC”) may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends that are recorded as soon as the Fund is informed of the dividend.

Securities Lending. The Board has approved the lending of portfolio securities through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker dealers in exchange for negotiated lenders’ fees. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Fund security will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify the Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Fund and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At April 30, 2008, there were no outstanding securities loans.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value (the “NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits that are used to offset custodian fees. When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as “interest expense” in the Statement of Operations. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, for custodian balance credits on uninvested cash or for credits earned by the Fund under certain directed brokerage arrangements shown as “fees paid indirectly.” The Fund may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Fund. During the six month period ended April 30, 2008, expenses of $14,854 were paid indirectly through these arrangements. Subsequent to March 10, 2008, directed brokerage arrangements were discontinued.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to deferred organization costs, forward foreign currency transactions, losses due to wash sale transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, straddle transactions, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences for the fiscal year ended October 31, 2007, were primarily attributable to reclassifications for capital gain dividends from REIT’s and underlying funds. These reclassifications have no impact on the net asset value of the Fund. For the fiscal year ended October 31, 2007, reclassifications were made to decrease net investment income by $792,237 and to decrease accumulated undistributed net realized gain on investments and foreign currency transactions by $1,895,783.

The tax composition of distributed and undistributed income and gains for the fiscal year ended October 31, 2007 was as follows:

Year Ended October 31, 2007
Distributed Ordinary Income	$31,220,079
Distributed Long-Term Gains	7,891,630

Accumulated Undistributed Ordinary Income	26,492,645
Accumulated Undistributed Long-Term Gains	18,455,287

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (the “Interpretation”) established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

Prior to March 11, 2008, the Fund paid advisory fees to Enterprise Capital Management (“ECM”), the former investment adviser of the Fund, at annual rates as follows:

First $1 Billion	0.880%
Next $1 Billion	0.855%
Next $3 Billion	0.830%
Next $5 Billion	0.805%
Thereafter	0.780%

Also prior to March 11, 2008, the Fund paid a separate fee for certain administrative services to an affiliate of ECM at an annual rate of 0.055% of average daily net assets.

Pursuant to a sub-administration arrangement with the Adviser, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Fund with certain administrative services, including monitoring of fund compliance and fund accounting services.

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has agreed to make payments or waive its fees to limit the expenses of the Fund until at least March 10, 2010 (“Expense Limitation Agreement”). The Adviser may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for the Fund are currently limited to the following based on annual average daily net assets: Class A Shares 1.90%, Class B Shares 2.45%, Class C Shares 2.45%, and Class Y Shares 1.45%. During the six months ended April 30, 2008, the Adviser did not receive reimbursements from the Fund. At April 30, 2008, the Adviser was not entitled to any recoverable amount from the Fund under the Expense Limitation Agreement.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Enterprise Fund Distributors, Inc. (“EFD”), an affiliate of ECM, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to EFD at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

5. Transactions with Affiliates. During the six months ended April 30, 2008, the Fund paid brokerage commissions on security trades of $210,229 to Gabelli & Company, Inc., an affiliate of the Adviser. Additionally, EFD informed the Fund that it received $173,686 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Pursuant to an agreement between the Fund and the Adviser, the Adviser will waive this $45,000 current cost of calculating the Fund’s NAV for two years effective March 11, 2008.

6. Capital Stock. The Fund offers four classes of shares – Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Effective on or about March 1, 2008, Class B Shares are no longer available for new investments, except through reinvestment of dividends or capital gains. Class Y Shares are offered to qualified investors without a sales charge.

The Fund imposes a redemption fee of 2.00% on all share classes that are redeemed or exchanged within one month or less after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 amounted to $5,787 and $35,662, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”), an affiliated fund, by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2007 (Unaudited)

The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

SPECIAL MEETINGS OF SHAREHOLDERS, MARCH 7, 2008

Special Meetings of Shareholders of the Enterprise Mergers and Acquisitions Fund, adjourned on February 27, 2008, were held on March 7, 2008, at the offices of AXA Financial, Inc., 1290 Avenue of the Americas, New York, New York 10104. As of December 10, 2007, the record date, outstanding shares of the Fund and the shares of the Fund present at the meetings in person or by proxy were as follows:

Outstanding Shares as of December 10, 2007

Class A –	27,267,811
Class B –	3,665,315
Class C –	13,216,802
Class Y –	7,498,901

Total:	51,648,829

Shares represented at New Advisory Agreement meeting: 26,864,771.942

Shared represented at the Election of Directors meeting: 46,060,569.030

Holders of a majority of the outstanding shares of the Fund were present at each meeting and, therefore, a quorum of the Fund was present at each meeting. The purpose of the meetings was to consider and act upon the following proposals:

•	Approval of a New Investment Advisory Agreement between the Fund and Gabelli Funds, LLC.

•	Approval of a new Board of Directors.

The tabulation of the shareholder votes rendered the following results:

New Advisory Agreement proposal

For	Withhold	Abstain	Uninstructed
19,645,455.509	952,162.729	695,657.704	5,571,496.000

Election of Directors proposal

	For	Withhold
Regina Pitaro	45,030,308.132	1,030,260.898
Anthony J. Colavita	45,033,986.132	1,026,582.898
James P. Conn	45,056,817.132	1,003,751.898
Vincent D. Enright	45,051,975.836	1,008,593.194
Arthur V. Ferrara	45,040,286.132	1,020,282.898
Salvatore J. Zizza	45,043,874.132	1,016,694.898

Each proposal was approved by the shareholders of the Fund.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll free number at 800-GABELLI and (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2007 is available (i) on the Fund’s website at www.axaenterprise.com and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Enterprise Mergers and Acquisitions Fund

One Corporate Center Rye, New York 10580-1422

800-368-3527

website: www.axaenterprise.com

Net Asset Value per share available daily by calling

800-368-3527 after 6:00 P.M.

Board of Directors

Anthony J. Colavita	Kuni Nakamura
Attorney-at-Law Anthony J. Colavita, P.C.	President of Advanced Polymer, Inc.

James P. Conn	Regina Pitaro
Former Chief Investment Officer Financial Security Assurance Holdings Ltd.	Managing Director and Director of GAMCO Asset Management Inc.

Vincent D. Enright	Salvatore J. Zizza
Former Senior Vice President and Chief Financial Officer	Chairman Zizza & Co., Ltd.
KeySpan Corp.

Arthur V. Ferrara
Former Chairman and Chief Executive Officer Guardian Life Insurance Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer

Distributor

Enterprise Fund Distributors, Inc.

Custodian

JPMorgan Chase Bank

Transfer Agent and Dividend Agent

Boston Financial Data Services, Inc.

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

-OR-

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The 787 Fund, Inc.

By (Signature and Title)*	/S/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date July 8, 2008

By (Signature and Title)*	/S/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date July 8, 2008

*	Print the name and title of each signing officer under his or her signature.